Cover	12 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-273336) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on August 14, 2023, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended March 31, 2024, which was filed with the SEC on July 17, 2024, and to update certain other information in the Registration Statement.
Entity Registrant Name	NATURALSHRIMP INCORPORATED
Entity Central Index Key	0001465470
Entity Tax Identification Number	74-3262176
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13601 Preston Rd
Entity Address, Address Line Two	Suite E1092
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(888)
Local Phone Number	791-9474
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false